Washington National Variable Annuity Fund B
December 31, 1996

Report of Independent Auditors.......................................See below
Statement of Assets and Contract Owners' Equity......................See below
Statements of Operations.............................................See below
Statements of Changes in Contract Owners' Equity.....................See below
Supplementary Information Selected Per Share Data and Ratios.........See below
Notes to the Financial Statements....................................See below

Report of Independent Auditors



Contract Owners
Washington National Variable Annuity Fund B

We have audited the accompanying statement of assets and contract owners' equity of Washington National Variable Annuity Fund B as of December 31, 1996, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the investment owned as of December 31, 1996 by correspondence with Fundamental Investors, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Washington National Variable Annuity Fund B at December 31, 1996, and the results of its operations and changes in contract owners' equity for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


/c/Ernst & Young, LLP
Chicago, Illinois
January 25, 1997

Washington National Variable Annuity Fund B
Statement of Assets and Contract Owners' Equity
December 31, 1996



ASSETS
Investment in Fundamental Investors, Inc. - at net asset value,
     $24.54 a share (cost $274,833) - Note B                       $837,478
Cash                                                                 22,439
								   $859,917
CONTRACT OWNERS' EQUITY
Value of 37,786 accumulation units ($16.047061 per unit)           $606,357
Annuity reserves (15,801 equivalent accumulation units)             253,560
								   $859,917

See notes to financial statements

Washington National Variable Annuity Fund B
Statements of Operations
								 Year Ended December 31
							     ----------------------------
							      1996                   1995
Investment income:
  Dividends                                                $13,269                $13,503
  Capital gains                                             57,196                 22,687
  Less mortality and expense assurance - Note C             (8,080)                (7,010)
       NET INVESTMENT INCOME                               $62,385                $29,180

Realized and unrealized gains on investment:
   Realized gains - Note B                                  $6,436                 $4,563
   Unrealized gains on investment:
     End of year                                           562,645                494,435
     Beginning of year                                     494,435                335,523
	  UNREALIZED GAINS                                  68,210                158,912
	  NET REALIZED AND UNREALIZED GAINS
	    ON INVESTMENT                                  $74,646               $163,475

See notes to financial statements

Washington National Variable Annuity Fund B
Statements of Changes in Contract Owners' Equity
								 Year Ended December 31
							       ---------------------------
							       1996                   1995
Additions (deductions) :
From investment activities:
  Net investment income                                     $62,385                $29,180
  Net realized and unrealized gains on investment            74,646                163,475
    INCREASE IN CONTRACT OWNERS' EQUITY
      FROM INVESTMENT ACTIVITIES                            137,031                192,655
From capital transactions:
  Annuity payments                                          (43,617)               (37,058)
  Mortality assurance adjustment                             21,828                 18,811
  Withdrawals and contracts surrendered                     (31,525)                (4,776)
  Death benefits                                               (551)                     -
    DECREASE IN CONTRACT OWNERS' EQUITY
      FROM CAPITAL TRANSACTIONS                             (53,865)               (23,023)

      NET INCREASE IN CONTRACT OWNER'S EQUITY                83,166                169,632

Contract owners' equity:
       Beginning of year                                    776,751                607,119
       End of year                                         $859,917               $776,751

See notes to financial statements

Washington National Variable Annuity Fund B
Supplementary Information- Selected Per Share Data and Ratios
Selected data for a share of accumulation unit outstanding throughout each year
								   For the Year Ended December 31
						  -------------------------------------------------------------------
	                                           1996           1995           1994           1993           1992
Per share data:
  Dividend and capital gain income                $1.29            $0.63        $0.50          $1.19          $0.64
  Mortality and expense assurance                 (0.14)           (0.12)       (0.10)         (0.10)         (0.01)
  Net investment income                            1.15             0.51         0.40           1.09           0.63
  Net realized and unrealized gains (losses)
     on investment                                 1.36             2.83        (0.38)          0.38           0.09

  Net increase in accumulation unit value          2.51             3.34         0.02           1.47           0.72

  Accumulation unit value:
     Beginning of year                            13.54            10.20        10.18           8.71           7.99
     End of year                                 $16.05           $13.54       $10.20         $10.18          $8.71

Ratios:
  Ratio of mortality and expense assurance to
    average value of accumulation units            1.01%            1.01%        1.00%          1.02%          0.99%

  Ratio of net investment income to
    average value of accumulation units            7.83             4.23         3.89          11.48           8.15

See notes to financial statements

Washington National Variable Annuity Fund B
Notes to Financial Statements
December 31, 1996


NOTE A - The Fund

The Washington National Variable Annuity Fund B (the "Fund") is a segregated investment account of Washington National
Insurance Company ("WNIC"). WNIC is a wholly-owned subsidiary of Washington National Corporation ("WNC"). The Fund is registered as a unit investment trust under the Investment
Company Act of 1940. The Fund no longer accepts purchase payments.

In November 1996, WNC announced a definitive agreement to merge with PennCorp Financial Group, Inc. ("PennCorp"). Under the terms of the merger, the separate corporate existence of WNC shall cease and PennCorp shall continue as the surviving corporation. The merger is anticipated to close during the first half of 1997, pending the receipt of the required shareholder and regulatory approval. The merger is not expected to have any effect on the Fund.

NOTE B  - Investment

Net asset value of Fund shares represents the market value of the shares as of December 31, 1996.

Realized gains and losses on investment are determined on a specific cost basis. The aggregate cost of purchases of investment in 1996 and 1995 was $70,464 and $36,190, respectively. The aggregate proceeds from sales of investment in 1996 and 1995 were $64,960 and $36,856, respectively.

NOTE C - Deductions for Mortality and Expense Assurance

Deductions were made from the current value of the Fund and paid to WNIC representing .000028 per daily valuation period
(annual basis of 1.022%) of the current value of the Fund for mortality and expense assurance.

NOTE D  -  Federal Income Taxes

The operations of the Fund form a part of, and are taxed with, the operations of WNIC, which under the Internal
Revenue Code is taxed as a "life insurance company".  The
Fund will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the realized gains of the Fund.

Washington National Variable Annuity Fund B
Notes to Financial Statements-Continued

NOTE E - Accumulation Units

A summary of the additions (deductions) in accumulation units follows:
								Year Ended December 31
							 ----------------------------------
                                                              1996                   1995
Balance at beginning of year                            57,381.951             59,516.836

Mortality assurance adjustment                           1,360.270              1,389.657

Annuity payments                                        (2,976.590)            (3,080.898)

Withdrawals & contracts surrendered                     (2,144.333)              (443.644)

Death payments                                             (34.071)                     -

BALANCE AT END OF YEAR                                  53,587.227             57,381.951

The registrant hereby incorporates by
reference the 1996 Annual Report
of Fundamental Investors, file number
811-32, filed with the Commission on
February 28, 1997.